Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets
51.	CHANGES IN THE ARGENTINE MACROECONOMIC ENVIRONMENT OF THE FINANCIAL AND CAPITAL MARKETS

The international and local macroeconomic context generates a certain degree of uncertainty regarding its future progress as a result of the financial assets and foreign exchange market volatility and, additionally certain political events and the level of economic growth, among other issues. At a local level, there is an increase in the prices for other relevant economic variables, such as salary costs, exchange rate, interest rates and prices of the main raw materials.

Therefore, the Bank’s Management permanently monitors any changes in the abovementioned situations in international and local markets, to determine the possible actions to adopt and to identify the possible impact on its financial situation that may need to be reflected in the financial statements for future periods.